Assets subject to lien and assets acquired through foreclosures_Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 12,132,263		₩ 9,588,125
Due from banks on time in local currency
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 1,500		₩ 1,500
Collateral given to		Daishin AMC and others		Daishin AMC and others
Reason for collateral		Right of pledge		Right of pledge
Due from banks in local currency
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 17,345		₩ 38,112
Collateral given to		Samsung Securities Co., Ltd. and others		Samsung Securities Co., Ltd. and others
Reason for collateral		Margin deposit for futures or option		Margin deposit for futures or option
Due from banks in foreign currencies
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 180,919		₩ 202,156
Collateral given to		Korea Investment & Securities Co., Ltd. and others		Korea Investment & Securities Co., Ltd. and others
Reason for collateral		Foreign margin deposit for future or option and others		Foreign margin deposit for future or option and others
Other due from banks in local currencies
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 11,352
Collateral given to		Branch of IBK at Phnom Penh and others
Reason for collateral		Collateral deposits for local currency borrowings
Foreign currency loans
Financial instruments owned and pledged as collateral [Line Items]
Amount	[1]	₩ 82,594
Collateral given to		Industrial and Commercial Bank of China
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean treasury and government bonds and others
Financial instruments owned and pledged as collateral [Line Items]
Amount	[1]	₩ 19,720
Collateral given to		Nonghyup bank
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean corporate debt securities
Financial instruments owned and pledged as collateral [Line Items]
Amount	[1]	₩ 168,327
Collateral given to		Kookmin bank and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean corporate debt securities
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 3,008
Collateral given to		Eugene investment & futures co., Ltd.
Reason for collateral		Collateral for futures transaction
Korean financial institutions debt securities and others
Financial instruments owned and pledged as collateral [Line Items]
Amount	[1]	₩ 219,938
Collateral given to		Nonghyup bank and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Korean financial institutions' debt securities and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 5,127,383		₩ 2,919,042
Collateral given to		The BOK and others		The BOK and others
Reason for collateral		Settlement risk and others		Settlement risk and others
Korean financial institutions' debt securities
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 56,975	[1]	₩ 33,588
Collateral given to		Banco Bilbao Vizcaya Argentaria, S.A		Banco Bilbao Vizcaya Argentaria, S.A
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean corporate debt securities
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 9,042
Collateral given to		Nonghyup bank futures and others
Reason for collateral		Collateral for futures transaction
Korean treasury and government bonds
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 5,570	[1]	₩ 5,552
Collateral given to		Korea Securities Depository		Korea Securities Depository
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean treasury and government bonds and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 6,190,630		₩ 6,382,188
Collateral given to		The BOK and others		The BOK and others
Reason for collateral		Settlement risk and others		Settlement risk and others
Foreign financial institutions' debt securities
Financial instruments owned and pledged as collateral [Line Items]
Amount	[1]	₩ 37,271
Collateral given to		NATIXIS and others
Reason for collateral	[1]	Related to bonds sold under repurchase agreements
Land and building
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 689		₩ 5,987
Collateral given to		Credit Counselling & Recovery Service and others		Credit Counselling & Recovery Service and others
Reason for collateral		Right to collateral and others		Right to collateral and others

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements).